Harley-Davidson Motorcycle Trust 2025-A	Exhibit 99.1
$87,000,000.00 4.526% Motorcycle Contract Backed Notes, Class A-1
$96,580,000.00 4.71% Motorcycle Contract Backed Notes, Class A-2a
$96,580,000.00 SOFR + 0.66% Motorcycle Contract Backed Notes, Class A-2b
$193,160,000.00 4.67% Motorcycle Contract Backed Notes, Class A-3
$53,000,000.00 4.79% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the January 15, 2026 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of May 1, 2025, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on May 21, 2025

Beginning of Due Period					12/01/2025
End of Due Period					12/31/2025
Determination Date					01/07/2026
Record Date					01/14/2026
Distribution Date					01/15/2026
SOFR Determination Date					12/09/2025
SOFR as of the SOFR Determination Date					3.98385% %
Number of days in Interest Period (ACT/360 basis)					31
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	27,886	4/30/2025	05/28/2025	$584,404,940.11
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	27,886			$584,404,940.11

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$451,896,373.03

Monthly principal amounts
Principal collections on Contracts	14,996,769.16
Balance of Contracts liquidated during Due Period	975,637.83
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	6,593.53

Decline in Aggregate Principal Balance		15,979,000.52

Aggregate Principal Balance at end of Due Period		$435,917,372.51
Pool factor		0.7459166
Yield Supplement Overcollaterilzation Amount		20,293,476.26
Adjusted Principal Balance at end of Due Period		415,623,896.25

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total
Original Note balance	$93,000,000.00	$142,342,000.00	$63,158,000.00	$205,500,000.00	$74,950,000.00	$578,950,000.00

Note balance as of prior Distribution Date	—	79,013,831.90	79,013,831.90	193,160,000.00	53,000,000.00	404,187,663.80

Principal Distributable Amount *	—	7,405,324.74	7,405,324.74	—	—	14,810,649.48

Note balance at end of Due Period	—	71,608,507.16	71,608,507.16	193,160,000.00	53,000,000.00	389,377,014.32

Note Pool Factor at beginning of Due Period	0.0000000	0.8181180	0.8181180	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.7414424	0.7414424	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Adjusted Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate		Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	-	—	4.526%		31	ACT/360	—	—	—
A-2a	79,013,831.90	—	4.71%		30	30/360	310,129.29	—	310,129.29
A-2b	79,013,831.90	—	4.64385%	*	31	ACT/360	315,966.11	—	315,966.11
A-3	193,160,000.00	—	4.67%		30	30/360	751,714.33	—	751,714.33
A-4	53,000,000.00	—	4.79%		30	30/360	211,558.33	—	211,558.33
Totals	$404,187,663.80	—					$1,589,368.06	—	$1,589,368.06

*The Class A-2b Note Interest rate is floating based on the 30-day average SOFR + 0.66%

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$14,685,381.07
Interest collections on Contracts during Due Period	3,694,545.90
Net Liquidation Proceeds
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	267,341.27
Amounts paid by Seller in connection with the optional repurchase of the Contracts
Investment Earnings - Collection Account	53,881.34

Total Available Monies		$19,141,015.74

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	250,993.58
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	376,580.31
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	—
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	1,589,368.06
Principal Distributable Amount	14,810,649.48

Total distribution of fees, interest and principal		17,027,591.43

Excess Amounts (Shortfall)		2,113,424.31

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	2,113,424.31

Total distribution of Available Monies		$19,141,015.74

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,381,414.84

Reserve Fund balance as of prior Distribution Date		$1,381,414.84

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	4,078.02

Total additions		4,078.02

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	4,078.02

Total withdrawals		4,078.02

Reserve Fund balance at current Distribution Date		$1,381,414.84

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$26,246,881.93

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	26,245,935.47	4.75%
Overcollateralization Target Amount for current Distribution Date	26,246,881.93	6.32%
Overcollateralization Amount at current Distribution Date	26,246,881.93	6.32%

Amount
Yield Supplement Overcollateralization at Cutoff Date	31,839,004.64
Yield Supplement Overcollateralization at current Distribution Date	20,293,476.26
Strike Rate	11.75%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			8

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	64	$1,287,025.92	0.285%

	Less:
	Net Liquidation Proceeds for the Due Period	43	439,866.16	0.097%

	Net Liquidation Losses for the Due Period		847,159.76	0.187%

	Net Liquidation Loss ratio			2.250%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			2.250%
	Net Liquidation Loss ratio - prior Distribution Date			1.896%
	Net Liquidation Loss ratio - second prior Distribution Date			2.005%
	Three-month average loss ratio			2.050%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	226	$5,024,053.91	0.860%
	Cumulative Net Liquidation Proceeds	135	1,512,946.48	0.259%
	Cumulative Net Liquidation Losses		3,511,107.43	0.601%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$15,535.87

Cumulative loss ratio	Cumulative loss ratio			0.601%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	285	$5,345,975.83	$93,931.79	1.183%
	60 - 89	112	2,117,168.61	66,359.65	0.469%
	90 - 119	66	1,321,745.06	54,098.17	0.292%
	120+	52	1,030,294.21	52,951.66	0.228%
	Totals	515	$9,815,183.71	$267,341.27	2.172%

	60+ delinquency amount	230	$4,469,207.88		0.989%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.989%
	60+ day delinquency ratio - prior Distribution Date				0.893%
	60+ day delinquency ratio - second prior Distribution Date				0.706%
	Three-month average delinquency Ratio				0.863%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (6.00%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	23,748	23,234
Principal Balance of Contracts	451,896,373.03	435,917,372.51
Weighted average original term	70.48	70.54
Weighted average remaining term	54.31	53.39
Weighted average age	16.17	17.15
One month prepayments (ABS)	1.59% %	1.57%	%
Weighted average Contract Rate	9.96% %	9.97%	%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	— %	%
0.000% - 5.000%	46,121,379.31	10.58%	%
5.001% - 10.000%	185,090,785.29	42.46%	%
10.001% - 15.000%	160,362,835.74	36.79%	%
15.001% - 20.000%	44,299,583.43	10.16%	%
> 20.000%	42,788.74	0.01%	%

Advances made by Servicer in current Due Period		$267,341.27
Reimbursement Amount due to Servicer		250,993.58
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Treasurer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of May 1, 2025 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and Citibank, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2025-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from December 1, 2025 to December 31, 2025 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 7th day of
January 2026.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ David Viney
Name:    David Viney
Title:    Vice President and Treasurer